SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
Discontinued Operations—On February 27, 2017, we entered into the CS Agreement with CSVC, under which CSVC agreed to acquire our Capital Services Operations (primarily comprised of our former Capital Services reportable segment). We completed the sale of the Capital Services Operations on June 30, 2017. We considered the Capital Services Operations to be a discontinued operation in the first quarter 2017, as the divestiture represented a strategic shift and would have a material effect on our operations and financial results.
In the July 2017, we initiated a plan to market and sell our Technology Operations (primarily comprised of our former Technology reportable segment and our Engineered Products Operations, representing a portion of our Fabrication Services reportable segment). We considered the Technology Operations to be a discontinued operation in the third quarter 2017 as the anticipated divestiture represented a strategic shift and would have a material effect on our operations and financial results.
Financial information and disclosures for all periods presented have been recast on a retrospective basis as if the discontinued operations criteria for the Capital Services Operations and Technology Operations were met as of December 31, 2016. See Note 2 and Note 5 for further discussion of our discontinued Capital Services Operations and Technology Operations.
McDermott/CB&I Combination—On December 18, 2017, we entered into a business combination agreement (the “Combination Agreement”) with McDermott International, Inc. (“McDermott”) to combine in an all-stock transaction whereby McDermott stockholders will own approximately 53% of the combined company and our shareholders will own approximately 47% (the “Combination”). Under the terms of the agreement, our shareholders would be entitled to receive 2.47221 shares of McDermott common stock for each share of our common stock (or 0.82407 shares if McDermott effects a planned three-to-one reverse stock split prior to closing), together with cash in lieu of fractional shares and subject to any applicable withholding taxes. As a result of the Combination Agreement, we suspended our previous plan to market and sell our Technology Operations; however, the Technology Operations are reported as a discontinued operation for purposes of the recast Financial Statements and accompanying notes to the Financial Statements as the Combination Agreement was effected subsequent to the filing of our 2017 third quarter Form 10-Q and this recast information is being provided prior to the filing of our 2017 Form 10-K.
Debt Compliance—On February 24, 2017, May 8, 2017 and August 9, 2017, we entered into amendments to our senior credit facilities which adjusted certain original and amended financial and restrictive covenants, introduced new financial and restrictive covenants, waived noncompliance with certain covenants and other defaults and events of default, and initially required the consummation of the sale of our Technology Operations. On December 18, 2017, we entered into further amendments to our senior credit facilities that suspended the requirement to consummate the sale of our Technology Operations and required us to complete the above described Combination by June 30, 2018 (the “Combination Closing Deadline”). We believe we will successfully achieve the various Combination transaction milestones required by our December 18, 2017 amendments, and believe it is probable we will complete the Combination by the Combination Closing Deadline. Prior to the anticipated Combination, our plan to maintain compliance with our covenants, satisfy our debt obligations, and continue as a going concern included the Technology Sale. However, our current plan is to complete the aforementioned Combination, with no further financing alternatives beyond the Combination. Absent this plan, we would be unable to satisfy our debt obligations, raising substantial doubt regarding our ability to continue as a going concern; however, the Combination alleviates the substantial doubt.